Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	September 30,	December 31,
	2018	2017

Secured:
6.80% Fixed Senior Notes due September 1, 2018	$-	$550
2.15% Fixed Senior Notes due June 1, 2019	250	250
5.75% Fixed Senior Notes due September 30, 2020	126	126
4.10% Fixed Senior Notes due June 1, 2022	400	400
7.00% Fixed Debentures due September 1, 2022	800	800
2.95% Fixed Senior Notes due April 1, 2025	350	350
3.70% Fixed Senior Notes due November 15, 2028	350	-
7.00% Fixed Senior Notes due May 1, 2032	500	500
7.25% Fixed Senior Notes due January 15, 2033	350	350
7.50% Fixed Senior Notes due September 1, 2038	300	300
5.25% Fixed Senior Notes due September 30, 2040	475	475
4.55% Fixed Senior Notes due December 1, 2041	400	400
5.30% Fixed Senior Notes due June 1, 2042	500	500
3.75% Fixed Senior Notes due April 1, 2045	550	550
3.80% Fixed Senior Notes due September 30, 2047	325	325
4.10% Fixed Senior Notes due November 15, 2048	450	-
Secured long-term debt	6,126	5,876
Unsecured:
Term loan credit agreement due no later than March 26, 2019	-	275
Total long-term debt	6,126	6,151
Unamortized discount and debt issuance costs	(40)	(34)
Less amount due currently	(250)	(550)
Long-term debt, less amounts due currently	$5,836	$5,567

	December 31,
	2017	2016

Secured:
5.000% Fixed Senior Notes due September 30, 2017	$-	$324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	350
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	550	550
3.800% Fixed Senior Notes due September 30, 2047	325	-
Secured long-term debt	5,876	5,875
Unsecured:
Term loan credit agreement due no later than March 26, 2019	275	-
Total long-term debt	6,151	5,875
Unamortized discount and debt issuance costs	(34)	(36)
Less amount due currently	(550)	(324)
Long-term debt, less amounts due currently	$5,567	$5,515

Schedule Of Long-Term Debt Maturity

Year	Amount
2018	$550
2019	525
2020	126
2021	-
2022	1,200
Thereafter	3,750
Unamortized discount and debt issuance costs	(34)
Total	$6,117